Note 4 - Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4:     PREMISES AND EQUIPMENT

Major classifications of premises and equipment, stated at cost, are as follows:

	December 31, 2013	December 31, 2012
Land	$2,250,789	$2,250,789
Buildings and improvements	11,763,779	11,812,386
Automobile	25,115	16,479
Furniture, fixtures and equipment	9,446,636	9,000,767
Leasehold improvements	271,799	271,799
	23,758,118	23,352,220
Less accumulated depreciation	(12,871,398)	(12,065,810)
Net premises and equipment	$10,886,720	$11,286,410

Depreciation expense was $822,316, $747,368 and $717,222 for the years ended December 31, 2013, 2012, and 2011, respectively.